Other long-term assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other long-term assets

	December 31,
	2024	2023
Other assets	$2,583	$9,083
Prepaid capital asset deposits	242	—
Property lease deposits	65	310
Holdback receivable (note 6)	—	10,363
Other investments	290	609
Total	$3,180	$20,365